Property and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2026	2025
	USD	USD
Building	2,856,524	2,705,595
Leasehold improvements	1,482,773	1,404,428
Transportation equipment	299,887	284,042
Office equipment and computers	228,114	199,362
Total	4,867,298	4,593,427
Less: accumulated depreciation	(1,952,873)	(1,504,323)
Less: accumulated impairment	(548,525)	(519,543)
Property and equipment, net	2,365,900	2,569,561

Depreciation expenses were $393,359, accumulated depreciation transferred out due to disposal of subsidiaries was $30,923, and currency translation difference was $93,123 for the year ended June 30, 2026. Loss on disposal of property and equipment was $107,664 for the year ended June 30, 2026. The Group recorded impairment loss of property and equipment of nil for the year ended June 30, 2026.

Depreciation expenses were $288,570, accumulated depreciation transferred out due to disposal of subsidiaries was $146,305, and currency translation difference was $22,045 for the year ended June 30, 2025. Loss on disposal and write-off of property and equipment was $2,598 and $574 for the year ended June 30, 2025, respectively. The Group recorded impairment loss of property and equipment of $515,892 for the year ended June 30, 2025.

Depreciation expenses were $698,731, accumulated depreciation transferred out from plant and equipment written off was $37,195, and currency translation difference were $79,973 for the year ended June 30, 2024. Gain on disposal of property and equipment was $10,065 for the year ended June 30, 2024.

As of June 30, 2026, the building owned by the Group, for which the carrying value was $2,390,304, was pledged as collateral to secure the bank loans dated November 24, 2023 and November 27, 2023 borrowed from Industrial and Commercial Bank of China (totaling RMB10,000,000 in Note 10).